Condensed Balance Sheets (Parenthetical)	Feb. 01, 2021 $ / shares shares
Preferred stock par or stated value per share | $ / shares	$ 0.0001
Preferred stock shares authorized	1,000,000
Preferred stock shares issued	0
Preferred stock shares outstanding	0
Common Class A [Member]
Temporary equity, par or stated value per share | $ / shares	$ 0.0001
Temporary equity, shares issued	40,000,000
Temporary equity shares outstanding	40,000,000
Temporary equity, redemption price per share | $ / shares	$ 10.00
Common stock par or stated value per share | $ / shares	$ 0.0001
Common stock shares authorized	200,000,000
Common Class F [Member]
Temporary equity shares outstanding	1,250,000
Common stock par or stated value per share | $ / shares	$ 0.0001
Common stock shares authorized	20,000,000
Common stock shares issued	10,000,000
Common stock shares outstanding	10,000,000
Non Redeemable Class A Common Stock [Member]
Common stock shares issued	0
Common stock shares outstanding	0